SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

On October 16, 2025, the Company entered into a convertible promissory note with a lender for $400,000 in cash. The note has a 7.00% interest rate and matures on October 15, 2026. This note is convertible into Class A common stock at 80% of the five-day (5-day) volume-weighted average price of Common Stock on the first complete trading day following the date that this note is issued or $1.072 per share. The Company also issued warrants to the lender to purchase 363,636 shares of Class A common stock for cash at a price of $1.10 per share.

NOTE 14 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued. The Company has determined that there are no other such events that warrant disclosure or recognition in the financial statements, except as noted below.

On January 2, 2025, Alpha Modus Holdings, Inc., a Delaware corporation (the “Company” or “Alpha Modus”) appointed Thomas Gallagher as the Chief Revenue Officer of the Company.

On January 2, 2025, the Company entered into director agreements (the “Director Agreements”) with its non-employee members of the Board of Directors, Gregory Richter, Michael Garel, Scott Wattenberg, and William Ullman, to be considered effective as of closing of the Company’s business combination with Alpha Modus, Corp. (December 13, 2024), pursuant to which the Company generally agreed to indemnify each of the non-employee directors to the broadest extent permitted by law and agreed to pay each non-employee director (i) $100,000 in common stock per annum, payable quarterly on the first day of each fiscal quarter and valued based on the closing price of the Company’s common stock on December 13, 2024, and (ii) $25,000 in cash per annum, payable in quarterly installments.

On January 5, 2025, the Company issued 2,632 shares of Class A common stock to each of the four non-employee directors for the quarterly issuance set out in the director agreements. These shares were valued on the closing price of the Company’s common stock on December 13, 2024 (merger date) at $9.50 per share.

On January 5, 2025, the Company issued 11,000 shares of Class A common stock to two individuals for services rendered as a bonus for their diligence and efforts with the merger. These shares were valued of the closing price of the Company’s common stock on January 3, 2025 at $2.51 per share.